Managed Portfolio Series
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 22, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Managed Portfolio Series (the “Trust”)
Securities Act Registration No: 333-172080
    Investment Company Registration No: 811-22525

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (a) of Rule 485 of the Securities Act of 1933, as amended, attached herewith for filing please find the filing for the series of the Trust referenced in the attached filing.

The Trust anticipates that this filing shall become effective 75 days after filing: pursuant to Rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at 414-721-8328 or john.hadermayer@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ John Hadermayer

John Hadermayer
for U.S. Bank Global Fund Services

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP